Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business segment information
Net revenue		¥ 4,111,900	¥ 4,246,200	¥ 4,364,500
Net interest income		2,221,128	2,261,374	2,231,461
Operating expenses		2,716,100	2,695,200	2,701,100
Operating profit (loss)		1,395,800	1,551,000	1,663,400
BTMU and MUTB [Member]
Business segment information
Net revenue		2,190,500	2,396,000	2,482,100
Net interest income		1,221,800	1,326,500	1,408,600
Net fees		688,600	693,700	697,900
Other		280,100	375,800	375,600
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	1,921,400	1,850,200	1,882,400
Overseas Japanese Corporate Business [Member]
Business segment information
Net revenue		177,700	178,900	199,200
Operating expenses		156,600	152,900	145,400
Operating profit (loss)		21,100	26,000	53,800
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	[2]	3,539,000	3,615,700	3,710,000
Operating expenses	[2]	2,348,200	2,340,600	2,310,200
Operating profit (loss)	[2]	1,190,800	1,275,100	1,399,800
Business Segment [Member] | Customer Business [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	1,731,300	1,825,500	1,944,700
Net interest income	[2]	844,000	884,800	958,200
Net fees	[2]	775,900	791,200	811,500
Other	[2]	111,400	149,500	175,000
Business Segment [Member] | Customer Business [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	1,807,700	1,790,200	1,765,300
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		1,198,300	1,259,200	1,299,400
Operating expenses		973,000	972,600	958,800
Operating profit (loss)		225,300	286,600	340,600
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		485,900	534,900	577,500
Net interest income		335,300	355,700	374,900
Net fees		144,400	171,800	190,700
Other		6,200	7,400	11,900
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	712,400	724,300	721,900
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue	[2]	1,041,600	1,090,100	1,148,500
Operating expenses	[2]	598,400	603,800	599,900
Operating profit (loss)	[2]	443,200	486,300	548,600
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	834,700	872,300	946,200
Net interest income	[2]	343,000	366,700	404,900
Net fees	[2]	402,800	387,800	393,300
Other	[2]	88,900	117,800	148,000
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	206,900	217,800	202,300
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Business segment information
Net revenue	[2]	1,303,700	1,273,100	1,289,800
Operating expenses	[2]	821,200	815,100	793,700
Operating profit (loss)	[2]	482,500	458,000	496,100
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	444,600	446,900	478,200
Net interest income	[2]	213,300	207,900	233,900
Net fees	[2]	185,100	187,100	190,600
Other	[2]	46,200	51,900	53,700
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	859,100	826,200	811,600
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		173,100	172,200	171,500
Operating expenses		112,200	102,000	103,200
Operating profit (loss)		60,900	70,200	68,300
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		73,000	74,300	71,000
Net fees		73,000	74,300	71,000
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	100,100	97,900	100,500
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		582,000	636,100	664,300
Operating expenses		212,900	208,600	206,000
Operating profit (loss)		369,100	427,500	458,300
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		387,500	453,600	497,700
Net interest income		228,000	248,300	278,200
Net fees		(8,600)	(23,900)	(34,800)
Other		168,100	229,200	254,300
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	194,500	182,500	166,600
Business Segment, Other [Member]
Business segment information
Net revenue		(9,100)	(5,600)	(9,800)
Operating expenses		155,000	146,000	184,900
Operating profit (loss)		(164,100)	(151,600)	(194,700)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		71,700	116,900	39,700
Net interest income		149,800	193,400	172,200
Net fees		(78,700)	(73,600)	(78,800)
Other		600	(2,900)	(53,700)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (80,800)	¥ (122,500)	¥ (49,500)

[1]	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.
[2]	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, and ¥177.7 billion, ¥156.6 billion, and ¥21.1 billion for the fiscal year ended March 31, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.